Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 246,251	$ 100,791
Other financial assets	0	19,387
Marketable securities	34,457	29,146
Other current assets	5,268	4,901
Total current assets	285,976	154,225
Non-current assets
Marketable securities	0	33,300
Property, plant and equipment	620	748
Other non-current assets	1,634	0
Total non-current assets	2,254	34,048
Total assets	288,230	188,273
Current liabilities
Trade payables	3,773	3,741
Lease liability	365	255
Other current liabilities	4,242	4,957
Total current liabilities	8,380	8,953
Non-current liabilities
Lease liability	147	369
Total non-current liabilities	147	369
Total liabilities	8,527	9,322
Equity attributable to owners
Share capital	1,551	1,301
Additional paid-in capital	431,061	291,463
Other reserves	13,292	5,194
Foreign currency translation reserve	(11,776)	(12,561)
Accumulated deficit	(154,425)	(106,446)
Total equity	279,703	178,951
Total liabilities and equity	$ 288,230	$ 188,273